General and Administrative Expenses	6 Months Ended
Jun. 30, 2021
General And Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 10 – GENERAL AND ADMINISTRATIVE EXPENSES

	Six months ended June 30,		Three months ended June 30,		Year ended December 31
	2021	2020	2021	2020	2020	2019
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Payroll and related expenses	196,012	266,080	100,181	104,229	496,986	918,384
Professional services (1)	72,324	120,308	51,415	4,113	171,037	842,782
Rent and office maintenance	15,235	10,366	10,797	1,251	12,448	134,002
Levies and tolls	4,820	-	4,820	-	-	16,060
Depreciation	1,335	1,282	668	650	2,805	2,609
Other expenses	6,258	1,790	813	1,605	1,866	34,489
	295,984	399,826	168,694	111,848	685,142	1,948,326

(1)	During the year ended December 31, 2018 and 2019 the Company signed several business services and investor relations agreements with a third party according to which the third party would provide the Company with the services, during the year ended December 31, 2018 and 2019. The Company issued the third party 2,162,010 Green Tokens with fair value calculated as of the commitment date, amounting to total of $237,821 in the year ended December 31, 2018 and $237,821 in the year ended December 31, 201.